CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 537.7	$ 196.0
Short-term bank deposits	52.5	431.1
Marketable securities	939.8	1,010.5
Trade receivables, net	657.7	644.2
Prepaid expenses and other assets	70.0	50.0
Total current assets	2,257.7	2,331.8
LONG-TERM ASSETS:
Marketable securities	1,429.7	1,865.6
Property and equipment, net	80.4	82.8
Deferred tax asset, net	81.8	77.6
Intangible assets, net	194.1	58.8
Goodwill	1,554.4	1,236.7
Other assets	97.4	71.5
Total long-term assets	3,437.8	3,393.0
Total assets	5,695.5	5,724.8
CURRENT LIABILITIES:
Trade payables	48.3	29.6
Employees and payroll accruals	241.8	223.7
Deferred revenues	1,413.8	1,363.4
Accrued expenses and other liabilities	212.2	222.5
Total current liabilities	1,916.1	1,839.2
LONG-TERM LIABILITIES:
Deferred revenues	493.9	514.4
Income tax accrual	436.1	419.7
Other liabilities	28.4	22.2
Total long-term liabilities	958.4	956.3
Total liabilities	2,874.5	2,795.5
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2023 and 2022; 261,223,970 shares issued at December 31, 2023 and 2022; 112,906,427 and 120,761,971 shares outstanding at December 31, 2023 and 2022, respectively	0.8	0.8
Additional paid-in capital	2,732.5	2,500.7
Treasury shares at cost, 148,317,543 and 140,461,999 ordinary shares atDecember 31, 2023 and 2022, respectively	(13,041.2)	(11,802.1)
Accumulated other comprehensive loss	(39.2)	(97.9)
Retained earnings	13,168.1	12,327.8
Total shareholders' equity	2,821.0	2,929.3
Total liabilities and shareholders' equity	$ 5,695.5	$ 5,724.8